Loans and Allowance for Credit Losses - Summary of Impaired Loans, which Include Nonaccrual and TDR Loans, by Portfolio Class (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	$ 5,529	$ 5,902
Unpaid Principal Balance	7,202	7,879
Valuation Allowance	346	369
Commitments to Lend Additional Funds	289	160
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	849	520
Unpaid Principal Balance	1,364	1,110
Valuation Allowance	68	25
Commitments to Lend Additional Funds	284	154
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	293	336
Unpaid Principal Balance	697	847
Valuation Allowance	10	11
Commitments to Lend Additional Funds		1
Residential Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	2,274	2,575
Unpaid Principal Balance	2,847	3,248
Valuation Allowance	153	199
Other Retail [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	281	309
Unpaid Principal Balance	456	503
Valuation Allowance	22	35
Commitments to Lend Additional Funds	4	4
Credit Card [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	222	210
Unpaid Principal Balance	222	210
Valuation Allowance	64	57
Total Loans, Excluding GNMA and Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	3,919	3,950
Unpaid Principal Balance	5,586	5,918
Valuation Allowance	317	327
Commitments to Lend Additional Funds	288	159
Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	36	39
Unpaid Principal Balance	42	48
Valuation Allowance	1	2
Commitments to Lend Additional Funds	1	1
Government National Mortgage Association [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	1,574	1,913
Unpaid Principal Balance	1,574	1,913
Valuation Allowance	$ 28	$ 40